GOODWILL - Narrative (Details) - GBP (£) £ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022	Dec. 31, 2020
GOODWILL (Details) - Narrative [Line Items]
Goodwill	£ 2,655	£ 2,655	£ 2,320		£ 2,320
Embark Group Limited
GOODWILL (Details) - Narrative [Line Items]
Percentage of voting equity interests acquired (in percent)				100.00%
Cash transferred				£ 377
Goodwill				£ 324
Acquisition-related costs for transaction		4
Revenue of acquiree since acquisition date	81
Profit (loss) of acquiree since acquisition date	9
Revenue of combined entity as if combination occurred at beginning of period		87
Profit (loss) of combined entity as if combination occurred at beginning of period		12
Cavendish Online
GOODWILL (Details) - Narrative [Line Items]
Goodwill	11	11
Scottish Widows
GOODWILL (Details) - Narrative [Line Items]
Goodwill	£ 2,171	£ 2,171	£ 1,836
Percentage of entity goodwill (in percent)		82.00%	79.00%
Discount rate applied to cash flow projections (in percent)	11.20%	11.20%
MBNA Limited
GOODWILL (Details) - Narrative [Line Items]
Goodwill	£ 302	£ 302	£ 302
Percentage of entity goodwill (in percent)		11.00%	13.00%
Motor Finance
GOODWILL (Details) - Narrative [Line Items]
Goodwill	£ 166	£ 166	£ 166
Percentage of entity goodwill (in percent)		6.00%	7.00%
Discount rate applied to cash flow projections (in percent)	10.00%	10.00%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%	3.50%
Reduced growth rate used to extrapolate cash flow projections (in percent)	2.00%	2.00%
Reduction period		20 years
Cards
GOODWILL (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	10.00%	10.00%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%	3.50%